UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JL Advisors, LLC
           ------------------------------------------
Address:   400 Madison Avenue, 5th Floor
           New York, NY 10017
           ------------------------------------------

Form 13F File Number: 28-5227
                      -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael Lewittes
        -------------------------
Title:  Managing Member
        -------------------------
Phone:  (212) 593-2729
        -------------------------

Signature, Place, and Date of Signing:

/s/ Michael Lewittes                   New York, NY                   2/12/2003
--------------------                   ------------                   ---------
    [Signature]                        [City, State]                    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           18
                                         -----------
Form 13F Information Table Value Total:  $   308,268
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- -------- ------ ----
Advanced Auto Parts Inc        COM              00751Y106    14426   295000 SH       SOLE               295000      0    0
Apria Health Care Group Inc    COM              037933108     5338   240000 SH       SOLE               240000      0    0
Bebe Stores Inc                COM              075571109     1939   144700 SH       SOLE               144700      0    0
Citigroup Inc                  COM              172967101    28152   800000 SH       SOLE               800000      0    0
CP Holders                     DEP RCPTS CP     12616K106    26778   613614 SH       SOLE               613614      0    0
Dean Foods Co New              COM              242370104    31587   851400 SH       SOLE               851400      0    0
Federated Dept Stores Inc De   COM              31410H101    11927   414700 SH       SOLE               414700      0    0
Fleet Boston Finl Group        COM              339030108    14094   580000 SH       SOLE               580000      0    0
Gap Inc Del                    COM              364760108    11316   729100 SH       SOLE               729100      0    0
General Mills Inc              COM              370334104    10146   216100 SH       SOLE               216100      0    0
Limited Inc                    COM              532716107    21461  1540600 SH       SOLE              1540600      0    0
McDonalds Corp                 COM              580135101    16392  1019400 SH       SOLE              1019400      0    0
Providian Finl Inc             NOTE 2/1         74406AAB8     3200 10000000 PRN      SOLE             10000000      0    0
Prudential Finl Inc            COM              744320102    25500   803400 SH       SOLE               803400      0    0
Reebok Intl Ltd                COM              758110100    29274   995700 SH       SOLE               995700      0    0
Timberland Co                  CL A             887100105    17602   494300 SH       SOLE               494300      0    0
Universal Hlth Svcs Inc        CL B             913903100    39052   865900 SH       SOLE               865900      0    0
Universal Hlth Svcs Inc        CALL             913903900       84     3040     CALL SOLE                 3040      0    0